Restructuring Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs

The following table summarizes the restructuring activity during the year (in thousands):

Accrued Restructuring Costs
Balance at December 31, 2018	$—
Restructuring costs incurred	5,620
Termination benefits paid	(4,782)

Balance at September 30, 2019	$838

Balance at December 31, 2019	$325
Restructuring costs incurred	63
Termination benefits paid	(388)

Balance at September 30, 2020	$—

The following table summarizes the restructuring activity during the year (in thousands):

ACCRUED RESTRUCTURING COSTS
Balance at December 31, 2018	$—
Restructuring costs incurred	5,290
Termination benefits paid	(4,965)

Balance at December 31, 2019	$325